LOANS, FINANCING AND DEBENTURES	6 Months Ended
Jun. 30, 2020
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

18.LOANS, FINANCING AND DEBENTURES

18.1.Breakdown by type

		Average
		annual	Current		Non-current		Total
		interest rate -	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
Type	Interest rate	%	2020	2019	2020	2019	2020	2019
In foreign currency
BNDES	UMBNDES	5.93	32,941	26,307	27,165	27,620	60,106	53,927
Bonds (1)	Fixed	5.71	806,695	640,177	36,114,088	27,375,673	36,920,783	28,015,850
Export credits (ACC - pre-payment) (1)	LIBOR/Fixed	1.52	2,735,141	1,994,868	24,141,791	15,431,478	26,876,932	17,426,346
Others			6,445	3,481			6,445	3,481
			3,581,222	2,664,833	60,283,044	42,834,771	63,864,266	45,499,604

In local currency
BNDES	TJLP	7.18	285,382	283,658	1,389,771	1,517,649	1,675,153	1,801,307
BNDES	TLP	9.72	19,036	18,404	431,800	441,233	450,836	459,637
BNDES	Fixed	5.06	33,272	39,325	62,313	77,333	95,585	116,658
BNDES	SELIC	5.50	85,538	78,458	1,076,966	718,017	1,162,504	796,475
FINAME	Fixed	6.43	4,276	4,781	7,917	9,564	12,193	14,345
BNB	Fixed	6.73	35,300	37,815	139,361	156,904	174,661	194,719
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	5.53	1,379,045	2,860,938	2,971,744	2,952,451	4,350,789	5,813,389
NCE (Export credit note)	CDI	5.73	65,940	131,914	1,273,045	1,270,065	1,338,985	1,401,979
Rural producer Certificate	CDI	8.62	3,955	5,840	273,440	273,303	277,395	279,143
Export credits (“Pre payment”)	Fixed	8.07	23,276	77,694	1,313,123	1,312,586	1,336,399	1,390,280
FCO (“Central West Fund”), FDCO (“Central West Development Fund”) and FINEP	Fixed	7.99	72,413	76,596	441,912	475,905	514,325	552,501
Others (Revolving Cost, Working capital and Industrial Development Fund (“FDI”) and fair value adjustment on business combination	Fixed	0.40	(52,342)	(62,302)	4,470	4,559	(47,872)	(57,743)
Debentures	CDI	6.27	9,810	9,997	5,413,548	5,412,035	5,423,358	5,422,032
			1,964,901	3,563,118	14,799,410	14,621,604	16,764,311	18,184,722
			5,546,123	6,227,951	75,082,454	57,456,375	80,628,577	63,684,326

Interest on financing			1,019,483	886,886		136,799	1,019,483	1,023,685
Non-current funding			4,526,640	5,341,065	75,082,454	57,319,576	79,609,094	62,660,641
			5,546,123	6,227,951	75,082,454	57,456,375	80,628,577	63,684,326
1)	The variation is due to the increase in the exchange rate in the six-month period ended June 30, 2020.

18.2.Rollforward in loans, financing and debentures

	June 30,	December 31,
	2020	2019
Beginning balance	63,684,326	35,737,509
Amounts from the business combination		20,667,096
Reclassification - accounts payable from lease operations		(18,225)
Fundraising	6,700,529	18,993,837
Interest accrued	1,736,775	3,362,250
Exchange rate variation, net	16,364,585	1,781,562
Settlement of principal	(6,224,940)	(13,994,708)
Settlement of interest	(1,682,413)	(2,977,957)
Amortization of fundraising costs	39,055	185,807
Other	10,660	(52,845)
Ending balance	80,628,577	63,684,326

18.3.Breakdown by maturity – non current

	2021	2022	2023	2024	2025	2026	2027 onwards	Total
In foreign currency
BNDES - Currency basket	2,264	13,583	11,318					27,165
Bonds				3,266,344	3,238,123	3,822,186	25,787,435	36,114,088
Export credits (ACC pre-payment)	92,600	2,536,851	10,058,960	7,536,819	3,425,584	490,977		24,141,791
	94,864	2,550,434	10,070,278	10,803,163	6,663,707	4,313,163	25,787,435	60,283,044

In local currency
BNDES – TJLP	136,711	268,806	268,026	239,884	292,572	169,102	14,670	1,389,771
BNDES – TLP	9,433	18,866	18,866	18,866	17,618	20,120	328,031	431,800
BNDES – Fixed	14,475	24,560	18,599	4,679				62,313
BNDES – Selic	48,712	94,876	118,336	110,275	234,525	197,061	273,181	1,076,966
FINAME	1,908	2,786	1,656	1,198	369			7,917
BNB	17,569	33,081	35,199	33,085	10,258	10,169		139,361
CRA (“Agribusiness Receivables Certificates”)		1,512,680	1,459,064					2,971,744
Export credit note					640,800	632,245		1,273,045
Rural producer certificate					137,500	135,940		273,440
Export credits (“Pre payment”)				1,313,123				1,313,123
FCO (“Central West Fund”), FDCO (“Central West Development Fund”) and FINEP	33,993	67,986	67,986	67,986	67,986	67,986	67,989	441,912
Others (Revolving costs, working capital, FIDC and FDI)	4,470							4,470
Debentures					2,340,550	2,325,659	747,339	5,413,548
	267,271	2,023,641	1,987,732	1,789,096	3,742,178	3,558,282	1,431,210	14,799,410
	362,135	4,574,075	12,058,010	12,592,259	10,405,885	7,871,445	27,218,645	75,082,454

18.4.Breakdown by currency

	June 30,	December 31,
	2020	2019
Brazilian Reais	16,751,206	18,170,261
U.S. Dollar	63,817,265	45,460,138
Currency basket	60,106	53,927
	80,628,577	63,684,326

18.5.Fundraising costs

The fundraising costs are amortized based on terms agreements and effective interest rate.

			Balance to be amortized
			June 30,	December 31,
Nature	Cost	Amortization	2020	2019
Bonds	343,642	95,226	248,416	201,467
CRA and NCE	125,222	85,955	39,267	47,443
Export credits (ACC pre-payment)	102,769	33,875	68,894	40,382
Debentures	24,467	6,915	17,552	19,065
BNDES (“IOF”) (1)	62,658	18,435	44,223	38,447
Others	18,147	13,934	4,213	4,590
	676,905	254,340	422,565	351,394
1)	Tax on Financial Operations

18.6.Relevant transactions entered into the period

18.6.1.Export Prepayment Agreements ("EPP")

On February 14, 2020, Suzano, through its wholly-owned subsidiaries Suzano Pulp and Paper Europe S.A., Suzano Austria GmbH and Fibria Overseas Finance Ltd., entered into a syndicated export prepayment agreement in the amount of US$850,000 (equivalent, on the transaction date, to R$3,672,259), with a term of six years and maturity in February 2026, grace period of 4 years, quarterly interest payments of 1.15% p.a. plus LIBOR 3M. This transaction is fully and unconditionally guaranteed by Suzano S.A.

18.6.2.Revolving credit facility

On April 2, 2020, the Company through its wholly-owned subsidiary Suzano Pulp and Paper Europe S.A, disbursement of US$500,000 (equivalent, on the transaction date, to R$2,638,221) of its revolving credit facility maintained with certain financial institutions with quarterly payments of 1.30% plus quarterly LIBOR and maturity in February 2024. The disbursement is in line with the preventive measures that the Company has been taking to mitigate eventual impacts resulting from the COVID-19 pandemic and aims to bring even more strength to the liquidity position of the Company.

18.6.3.Brazilian National Bank for Economic and Social Development (BNDES)

On June 29, 2020, the Company raised with BNDES the amount of R$400,000 indexed to the Selic interest rate, plus fixed interest of 1.96% p.a., with an average term of 124 months, maturing in February 2040. This funding is in line with the company's strategy of lengthening of the average of its obligations and efficiency in servicing its debt (cost of debt).

18.7.Relevant transactions settled in the period

18.7.1.Export Prepayment Agreements (“EPP”)

On February 14, 2020, Suzano, through its wholly-owned subsidiary Suzano Pulp and Paper Europe S.A., voluntarily prepaid the export prepayment agreement in the amount of U.S.$755,864 (equivalent, on the transaction date, to R$3,240,229), with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in February 2023.

18.7.2.Make-whole Senior Notes (“Notes 2021”)

On March 31, 2020, the Company through its wholly-owned subsidiary Suzano Trading Ltd., redeem all of the outstanding of Senior Notes 2021 in the total amount of US$199,864 (equivalent, on the transaction date, to R$1,039,032) considering redemption price of 104.287% plus interest proportional to the period.

18.7.3.Agribusiness Receivables Certificates (CRA)

On April 13, 2020, the Company disbursed the total amount of R$612,779, from this amount R$600,000 was related to the payment of principal and R$12,779 of interest of the Agribusiness Receivables Certificate issued in April 2016, with interest of 98% of the CDI, this payment was made due to the normal maturity of the CRA.

On June 22, 2020, the single installment of the CRA principal of R$880,155, issued in June 2016, with 97% interest on the CDI, matured. The company disbursed R$895,655 as principal (R$880,155) and interest (R$15,500).

18.8.Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) to be complied with.